UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08009

Old Mutual Insurance Series Fund

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP	Old Mutual Capital, Inc.
1735 Market Street, 51st Floor	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599	Denver, CO 80237
(215) 864-8600	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1.              Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.4%
Advertising Sales — 0.7%
Focus Media Holding ADR*	2,370	$138
Lamar Advertising, Cl A	2,275	111

Total Advertising Sales		249

Agricultural Chemicals — 0.9%
Mosaic*	1,630	87
Syngenta ADR	5,250	228

Total Agricultural Chemicals		315

Apparel Manufacturers — 2.0%
Coach*	5,527	261
Guess ?	5,490	269
Polo Ralph Lauren	1,650	129

Total Apparel Manufacturers		659

Applications Software — 1.1%
Citrix Systems*	4,640	187
Salesforce.com*	3,420	176

Total Applications Software		363

Auction House/Art Dealer — 0.8%
Ritchie Bros Auctioneers	1,275	83
Sotheby's	3,700	177

Total Auction House/Art Dealer		260

Auto-Medium & Heavy Duty Trucks — 1.3%
Oshkosh Truck	7,200	446

Total Auto-Medium & Heavy Duty Trucks		446

Beverages-Non-Alcoholic — 1.1%
Hansen Natural*	3,820	216
Pepsi Bottling Group	4,300	160

Total Beverages-Non-Alcoholic		376

Beverages-Wine/Spirits — 0.5%
Central European Distribution*	3,625	174

Total Beverages-Wine/Spirits		174

Casino Hotels — 0.8%
Wynn Resorts	1,720	271

Total Casino Hotels		271

Cellular Telecommunications — 1.8%
NII Holdings*	7,385	607

Total Cellular Telecommunications		607

Chemicals-Diversified — 0.9%
FMC	5,800	302

Total Chemicals-Diversified		302

Commercial Banks Non-US — 0.8%
HDFC Bank ADR	2,450	262

Total Commercial Banks Non-US		262

Description	Shares	Value (000)
Commercial Banks-Western US — 0.3%
Zions Bancorporation	1,700	$117

Total Commercial Banks-Western US		117

Commercial Services-Finance — 0.8%
Wright Express*	7,050	257

Total Commercial Services-Finance		257

Computer Services — 1.3%
Cognizant Technology Solutions, Cl A*	2,799	223
IHS, Cl A*	3,575	202

Total Computer Services		425

Computer Software — 0.9%
Blackbaud	8,350	211
Omniture*	2,880	87

Total Computer Software		298

Computers-Peripheral Equipment — 0.6%
Logitech International*	6,400	189

Total Computers-Peripheral Equipment		189

Containers-Metal/Glass — 0.6%
Owens-Illinois*	4,830	200

Total Containers-Metal/Glass		200

Data Processing/Management — 2.1%
Fidelity National Information Services	2,825	125
MasterCard, Cl A	1,280	190
NAVTEQ*	2,275	177
Paychex	4,650	191

Total Data Processing/Management		683

Dental Supplies & Equipment — 0.4%
Dentsply International	3,160	132

Total Dental Supplies & Equipment		132

Diagnostic Equipment — 0.7%
Cytyc*	4,550	217

Total Diagnostic Equipment		217

Dialysis Centers — 0.4%
DaVita*	2,275	144

Total Dialysis Centers		144

Distribution/Wholesale — 0.4%
LKQ*	4,000	139

Total Distribution/Wholesale		139

Diversified Manufacturing Operations — 1.6%
Harsco	3,140	186
Roper Industries	4,040	265
SPX	1,020	94

Total Diversified Manufacturing Operations		545

1	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
E-Commerce/Services — 0.7%
Expedia*	4,830	$154
Priceline.com*	910	81

Total E-Commerce/Services		235

Electric Products-Miscellaneous — 0.6%
Ametek	4,450	192

Total Electric Products-Miscellaneous		192

Electric-Integrated — 1.4%
Entergy	1,350	146
Northeast Utilities	10,850	310

Total Electric-Integrated		456

Electric-Transmission — 0.7%
ITC Holdings	4,900	243

Total Electric-Transmission		243

Electronic Components-Miscellaneous — 0.5%
Garmin	1,440	172

Total Electronic Components-Miscellaneous		172

Electronic Components-Semiconductors — 4.0%
Altera	6,650	160
Broadcom, Cl A*	8,690	317
Cavium Networks*	3,290	107
Intersil, Cl A	6,740	225
Microchip Technology	3,950	144
NVIDIA*	7,670	278
ON Semiconductor*	6,540	82

Total Electronic Components-Semiconductors		1,313

Electronic Measuring Instruments — 1.0%
Itron*	3,500	326

Total Electronic Measuring Instruments		326

Electronics-Military — 1.1%
L-3 Communications Holdings	3,700	378

Total Electronics-Military		378

Energy-Alternate Sources — 0.5%
First Solar*	1,330	157

Total Energy-Alternate Sources		157

Engineering/R&D Services — 2.8%
EMCOR Group*	10,100	317
McDermott International*	11,210	606

Total Engineering/R&D Services		923

Entertainment Software — 1.2%
Activision*	7,960	172
Electronic Arts*	4,070	228

Total Entertainment Software		400

Fiduciary Banks — 0.6%
Northern Trust	3,250	215

Total Fiduciary Banks		215

Description	Shares	Value (000)
Finance-Investment Banker/Broker — 0.5%
TD Ameritrade Holding*	8,940	$163

Total Finance-Investment Banker/Broker		163

Finance-Other Services — 2.0%
CME Group	400	235
IntercontinentalExchange*	1,800	274
Nymex Holdings	1,270	165

Total Finance-Other Services		674

Food-Baking — 0.7%
Flowers Foods	10,337	225

Total Food-Baking		225

Food-Confectionery — 0.9%
WM Wrigley Jr.	4,570	294

Total Food-Confectionery		294

Food-Wholesale/Distribution — 0.4%
United Natural Foods*	5,125	139

Total Food-Wholesale/Distribution		139

Footwear & Related Apparel — 0.2%
CROCS*	1,250	84

Total Footwear & Related Apparel		84

Funeral Services & Related Items — 0.3%
Service Corp International	6,925	89

Total Funeral Services & Related Items		89

Hazardous Waste Disposal — 1.2%
Stericycle*	6,915	395

Total Hazardous Waste Disposal		395

Hospital Beds/Equipment — 0.3%
Kinetic Concepts*	1,720	97

Total Hospital Beds/Equipment		97

Independent Power Producer — 0.3%
NRG Energy*	2,260	96

Total Independent Power Producer		96

Industrial Gases — 2.2%
Air Products & Chemicals	2,210	216
Airgas	5,600	289
Praxair	2,550	214

Total Industrial Gases		719

Insurance Brokers — 0.3%
AON	1,950	87

Total Insurance Brokers		87

Internet Infrastructure Software — 1.2%
Akamai Technologies*	3,250	93
F5 Networks*	7,800	290

Total Internet Infrastructure Software		383

2	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Internet Security — 1.5%
Vasco Data Security International*	5,275	$186
VeriSign*	8,790	297

Total Internet Security		483

Internet Telephony — 0.8%
j2 Global Communications*	7,925	259

Total Internet Telephony		259

Investment Management/Advisory Services — 3.3%
Affiliated Managers Group*	3,440	439
Blackrock	1,250	217
Eaton Vance	2,600	104
T Rowe Price Group	5,700	317

Total Investment Management/Advisory Services		1,077

Leisure & Recreational Products — 0.6%
WMS Industries*	5,760	191

Total Leisure & Recreational Products		191

Machinery-Farm — 0.3%
AGCO*	1,770	90

Total Machinery-Farm		90

Medical Instruments — 1.4%
Intuitive Surgical*	930	214
St. Jude Medical*	5,210	229
Techne*	550	35

Total Medical Instruments		478

Medical Labs & Testing Services — 0.6%
Laboratory Corp of America Holdings*	2,375	186

Total Medical Labs & Testing Services		186

Medical Products — 0.3%
Henry Schein*	1,580	96

Total Medical Products		96

Medical-Biomedical/Genetic — 0.8%
Alexion Pharmaceuticals*	3,140	205
Vertex Pharmaceuticals*	1,750	67

Total Medical-Biomedical/Genetic		272

Medical-Drugs — 1.4%
Allergan	4,040	260
Shire ADR	2,940	218

Total Medical-Drugs		478

Medical-HMO — 0.3%
Health Net*	2,110	114

Total Medical-HMO		114

Metal Processors & Fabricators — 1.0%
Precision Castparts	2,140	317

Total Metal Processors & Fabricators		317

Description	Shares	Value (000)
Networking Products — 1.6%
Atheros Communications*	2,620	$78
Foundry Networks*	6,700	119
Juniper Networks*	8,710	319

Total Networking Products		516

Oil & Gas Drilling — 0.8%
Atlas America	1,225	63
Diamond Offshore Drilling	1,820	206

Total Oil & Gas Drilling		269

Oil Companies-Exploration & Production — 3.2%
Chesapeake Energy	5,425	191
Quicksilver Resources*	3,660	172
Range Resources	5,870	239
Southwestern Energy*	3,750	157
XTO Energy	4,825	298

Total Oil Companies-Exploration & Production		1,057

Oil Field Machinery & Equipment — 3.3%
Cameron International*	3,030	280
National Oilwell Varco*	5,615	811

Total Oil Field Machinery & Equipment		1,091

Oil-Field Services — 2.4%
Core Laboratories*	1,350	172
Oil States International*	2,800	135
Superior Energy Services*	4,850	172
Weatherford International*	4,495	302

Total Oil-Field Services		781

Pharmacy Services — 1.1%
Express Scripts*	6,680	373

Total Pharmacy Services		373

Physical Therapy/Rehabilitation Centers — 0.5%
Psychiatric Solutions*	4,200	165

Total Physical Therapy/Rehabilitation Centers		165

Pipelines — 1.8%
Equitable Resources	6,525	338
Williams	7,400	252

Total Pipelines		590

Printing-Commercial — 0.4%
VistaPrint*	3,250	121

Total Printing-Commercial		121

Private Corrections — 0.7%
Corrections Corp of America*	8,285	217

Total Private Corrections		217

Property/Casualty Insurance — 0.6%
ProAssurance*	3,575	193

Total Property/Casualty Insurance		193

3	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Racetracks — 1.3%
Penn National Gaming*	7,500	$443

Total Racetracks		443

Real Estate Management/Services — 0.6%
Jones Lang LaSalle	1,950	200

Total Real Estate Management/Services		200

Reinsurance — 0.8%
Axis Capital Holdings	6,475	252

Total Reinsurance		252

REITs-Diversified — 0.3%
iStar Financial	2,800	95

Total REITs-Diversified		95

Respiratory Products — 0.5%
Resmed*	3,797	163

Total Respiratory Products		163

Retail-Apparel/Shoe — 1.1%
J Crew Group*	2,510	104
JOS A Bank Clothiers*	4,656	156
Under Armour, Cl A*	1,640	98

Total Retail-Apparel/Shoe		358

Retail-Automobile — 0.3%
Penske Auto Group	4,600	93

Total Retail-Automobile		93

Retail-Computer Equipment — 1.6%
GameStop, Cl A*	9,330	526

Total Retail-Computer Equipment		526

Retail-Jewelry — 0.6%
Tiffany	3,850	202

Total Retail-Jewelry		202

Retail-Sporting Goods — 1.2%
Dick's Sporting Goods*	4,625	311
Zumiez*	2,040	90

Total Retail-Sporting Goods		401

Rubber-Tires — 0.4%
Goodyear Tire & Rubber*	4,390	133

Total Rubber-Tires		133

Schools — 0.6%
Apollo Group, Cl A*	3,290	198

Total Schools		198

Semiconductor Equipment — 1.9%
Formfactor*	3,250	144
Kla-Tencor	3,880	216
Description	Shares	Value (000)
Semiconductor Equipment — continued
Varian Semiconductor Equipment Associates*	5,152	$276

Total Semiconductor Equipment		636

Steel-Producers — 0.9%
Carpenter Technology	1,525	198
Steel Dynamics	1,920	90

Total Steel-Producers		288

Storage/Warehousing — 0.5%
Mobile Mini*	7,075	171

Total Storage/Warehousing		171

Telecommunications Equipment — 0.9%
CommScope*	5,700	286

Total Telecommunications Equipment		286

Television — 0.1%
Central European Media Enterprises, Cl A*	510	47

Total Television		47

Therapeutics — 0.8%
BioMarin Pharmaceuticals*	11,035	275

Total Therapeutics		275

Transactional Software — 0.7%
VeriFone Holdings*	5,170	229

Total Transactional Software		229

Transport-Marine — 0.5%
American Commercial Lines*	7,100	168

Total Transport-Marine		168

Transport-Services — 0.9%
CH Robinson Worldwide	4,270	232
Expeditors International Washington	1,375	65

Total Transport-Services		297

Transport-Truck — 0.2%
Old Dominion Freight Line*	3,500	84

Total Transport-Truck		84

Veterinary Diagnostics — 1.0%
VCA Antech*	8,300	346

Total Veterinary Diagnostics		346

Web Portals/ISP — 0.4%
Sina*	2,890	138

Total Web Portals/ISP		138

Wire & Cable Products — 1.0%
General Cable*	4,725	317

Total Wire & Cable Products		317

4	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth II Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Wireless Equipment — 1.3%
Crown Castle International*	10,516	$427

Total Wireless Equipment		427

X-Ray Equipment — 0.9%
Hologic*	4,750	290

Total X-Ray Equipment		290

Total Common Stock (Cost $23,774)		32,562

Money Market Fund — 1.0%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	330,370	330

Total Money Market Fund (Cost $330)		330

Investment Company — 0.6%
Midcap SPDR Trust, Ser 1	1,150	186

Total Investment Company (Cost $185)		186

Total Investments — 100.0% † (Cost $24,289)		33,078

Other Assets and Liabilities, Net — 0.0%		(4)

Total Net Assets — 100.0%		$33,074

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
Ser — Series
SPDR — Standard and Poor’s Depositary Receipt
Cost figures are shown with "000's" omitted.
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $24,288,903, and the unrealized appreciation and depreciation were $9,135,005 and $(346,321) respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

5	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.2%
Aerospace/Defense — 0.8%
Boeing	930	$98

Total Aerospace/Defense		98

Agricultural Chemicals — 2.0%
Monsanto	3,010	258

Total Agricultural Chemicals		258

Agricultural Operations — 0.4%
Bunge	490	53

Total Agricultural Operations		53

Apparel Manufacturers — 0.9%
Coach*	1,440	68
Guess ?	1,070	53

Total Apparel Manufacturers		121

Applications Software — 1.6%
Microsoft	5,865	173
Salesforce.com*	730	37

Total Applications Software		210

Athletic Footwear — 0.5%
Nike, Cl B	1,180	69

Total Athletic Footwear		69

Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls	390	46

Total Auto/Truck Parts & Equipment-Original		46

Beverages-Non-Alcoholic — 3.9%
Coca-Cola	2,920	168
Hansen Natural*	960	54
PepsiCo	3,780	277

Total Beverages-Non-Alcoholic		499

Cable TV — 1.2%
Comcast, Cl A*	2,400	58
Rogers Communications, Cl B	2,140	97

Total Cable TV		155

Casino Hotels — 1.2%
Las Vegas Sands*	630	84
Wynn Resorts	470	74

Total Casino Hotels		158

Casino Services — 0.8%
International Game Technology	2,400	103

Total Casino Services		103

Cellular Telecommunications — 3.1%
America Movil, Ser L ADR	2,620	168
China Mobile ADR	1,080	88
Description	Shares	Value (000)
Cellular Telecommunications — continued
NII Holdings*	1,780	$146

Total Cellular Telecommunications		402

Coal — 0.8%
Consol Energy	2,310	108

Total Coal		108

Computer Services — 0.5%
Cognizant Technology Solutions, Cl A*	820	65

Total Computer Services		65

Computers — 4.4%
Apple*	1,650	253
Hewlett-Packard	2,000	100
International Business Machines	1,225	144
Research In Motion*	650	64

Total Computers		561

Consulting Services — 1.0%
Accenture, Cl A	3,170	128

Total Consulting Services		128

Cosmetics & Toiletries — 1.6%
Avon Products	1,700	64
Procter & Gamble	2,100	147

Total Cosmetics & Toiletries		211

Data Processing/Management — 2.4%
Fiserv*	2,410	122
MasterCard, Cl A	730	108
Paychex	1,800	74

Total Data Processing/Management		304

Disposable Medical Products — 0.7%
C.R. Bard	1,090	96

Total Disposable Medical Products		96

Diversified Manufacturing Operations — 4.7%
Danaher	950	78
General Electric	8,350	346
Illinois Tool Works	1,990	119
Roper Industries	910	60

Total Diversified Manufacturing Operations		603

E-Commerce/Products — 0.6%
Amazon.com*	860	80

Total E-Commerce/Products		80

E-Commerce/Services — 1.4%
eBay*	3,300	129
Expedia*	1,520	48

Total E-Commerce/Services		177

1	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Electric Products-Miscellaneous — 0.5%
Emerson Electric	1,300	$69

Total Electric Products-Miscellaneous		69

Electronic Components-Semiconductors — 4.9%
Altera	4,010	97
Broadcom, Cl A*	2,200	80
Intel	12,740	329
Texas Instruments	3,525	129

Total Electronic Components-Semiconductors		635

Energy-Alternate Sources — 0.6%
Sunpower, Cl A*	910	75

Total Energy-Alternate Sources		75

Engineering/R&D Services — 2.1%
ABB ADR	2,800	74
Jacobs Engineering Group*	1,640	124
McDermott International*	1,280	69

Total Engineering/R&D Services		267

Entertainment Software — 0.8%
Electronic Arts*	1,890	106

Total Entertainment Software		106

Fiduciary Banks — 1.4%
Northern Trust	700	47
State Street	2,000	136

Total Fiduciary Banks		183

Finance-Credit Card — 1.0%
American Express	2,120	126

Total Finance-Credit Card		126

Finance-Investment Banker/Broker — 3.4%
Charles Schwab	5,310	115
Goldman Sachs Group	670	145
Merrill Lynch	1,100	78
Morgan Stanley	1,495	94

Total Finance-Investment Banker/Broker		432

Finance-Other Services — 3.3%
CME Group	290	170
IntercontinentalExchange*	850	129
Nymex Holdings	950	124

Total Finance-Other Services		423

Hotels & Motels — 0.7%
Marriott International, Cl A	2,100	91

Total Hotels & Motels		91

Independent Power Producer — 0.4%
NRG Energy*	1,190	50

Total Independent Power Producer		50

Industrial Automation/Robot — 1.0%
Rockwell Automation	1,865	130

Total Industrial Automation/Robot		130

Description	Shares	Value (000)
Industrial Gases — 1.0%
Praxair	1,600	$134

Total Industrial Gases		134

Instruments-Scientific — 0.6%
Thermo Fisher Scientific*	1,320	76

Total Instruments-Scientific		76

Internet Infrastructure Software — 0.3%
F5 Networks*	1,140	42

Total Internet Infrastructure Software		42

Internet Security — 0.4%
VeriSign*	1,560	53

Total Internet Security		53

Investment Management/Advisory Services — 3.2%
Franklin Resources	1,580	202
T Rowe Price Group	3,720	207

Total Investment Management/Advisory Services		409

Life/Health Insurance — 1.1%
Aflac	2,440	139

Total Life/Health Insurance		139

Machinery-Construction & Mining — 0.5%
Terex*	700	62

Total Machinery-Construction & Mining		62

Machinery-Farm — 0.7%
Deere	580	86

Total Machinery-Farm		86

Medical Instruments — 1.0%
Intuitive Surgical*	130	30
St. Jude Medical*	2,200	97

Total Medical Instruments		127

Medical Products — 3.6%
Baxter International	1,840	104
Becton Dickinson	1,700	139
Johnson & Johnson	2,100	138
Stryker	1,100	76

Total Medical Products		457

Medical-Biomedical/Genetic — 2.0%
Amgen*	2,275	129
Celgene*	980	70
Genentech*	800	62

Total Medical-Biomedical/Genetic		261

Medical-Drugs — 2.8%
Abbott Laboratories	2,160	116
Allergan	1,240	80
Schering-Plough	2,910	92
Shire ADR	890	66

Total Medical-Drugs		354

2	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-HMO — 0.7%
Aetna	1,765	$96

Total Medical-HMO		96

Metal Processors & Fabricators — 0.7%
Precision Castparts	620	92

Total Metal Processors & Fabricators		92

Multi-Line Insurance — 0.5%
American International Group	860	58

Total Multi-Line Insurance		58

Networking Products — 3.4%
Cisco Systems*	13,310	441

Total Networking Products		441

Oil Companies-Exploration & Production — 1.3%
Southwestern Energy*	1,160	48
XTO Energy	1,920	119

Total Oil Companies-Exploration & Production		167

Oil Companies-Integrated — 0.6%
Marathon Oil	1,430	82

Total Oil Companies-Integrated		82

Oil Field Machinery & Equipment — 2.3%
Cameron International*	2,290	211
National Oilwell Varco*	570	83

Total Oil Field Machinery & Equipment		294

Oil-Field Services — 3.4%
Halliburton	2,660	102
Schlumberger	2,070	218
Smith International	1,600	114

Total Oil-Field Services		434

Pharmacy Services — 0.6%
Medco Health Solutions*	800	72

Total Pharmacy Services		72

Pipelines — 0.9%
Williams	3,440	117

Total Pipelines		117

Retail-Computer Equipment — 0.4%
GameStop, Cl A*	890	50

Total Retail-Computer Equipment		50

Retail-Discount — 0.4%
Target	710	45

Total Retail-Discount		45

Retail-Drug Store — 2.1%
CVS Caremark	4,000	158
Walgreen	2,300	109

Total Retail-Drug Store		267

Description	Shares	Value (000)
Retail-Jewelry — 0.7%
Tiffany	1,680	$88

Total Retail-Jewelry		88

Retail-Restaurants — 0.7%
McDonald's	1,740	95

Total Retail-Restaurants		95

Rubber-Tires — 0.4%
Goodyear Tire & Rubber*	1,860	57

Total Rubber-Tires		57

Semiconductor Equipment — 1.3%
Applied Materials	3,710	77
Kla-Tencor	1,640	91

Total Semiconductor Equipment		168

Software Tools — 0.4%
VMware, Cl A*	620	53

Total Software Tools		53

Steel-Producers — 0.4%
Nucor	860	51

Total Steel-Producers		51

Therapeutics — 0.8%
Gilead Sciences*	2,510	103

Total Therapeutics		103

Transactional Software — 0.2%
VeriFone Holdings*	660	29

Total Transactional Software		29

Transport-Services — 0.6%
CH Robinson Worldwide	1,430	78

Total Transport-Services		78

Web Portals/ISP — 2.6%
Google, Cl A*	590	335

Total Web Portals/ISP		335

Wireless Equipment — 1.6%
Nokia ADR	1,680	64
Qualcomm	3,300	140

Total Wireless Equipment		204

Total Common Stock (Cost $10,096)		12,768

Money Market Fund — 0.7%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	90,382	90

Total Money Market Fund (Cost $90)		90

3	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Value (000)
Total Investments — 99.9% † (Cost $10,186)	$12,858

Other Assets and Liabilities, Net — 0.1%	15

Total Net Assets — 100.0%	$12,873

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Ser — Series
Cost figures are shown with "000's" omitted.
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $10,186,011, and the unrealized appreciation and depreciation were $2,772,013 and $(100,157), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

4	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.3%
Aerospace/Defense — 1.8%
Aerovironment*	17,540	$404
Teledyne Technologies*	24,085	1,286

Total Aerospace/Defense		1,690

Aerospace/Defense-Equipment — 0.8%
B/E Aerospace*	8,275	344
DRS Technologies	7,820	431

Total Aerospace/Defense-Equipment		775

Agricultural Operations — 0.4%
Tejon Ranch*	8,700	360

Total Agricultural Operations		360

Apparel Manufacturers — 0.8%
Liz Claiborne	14,020	481
Oxford Industries	7,285	263

Total Apparel Manufacturers		744

Applications Software — 0.4%
Progress Software*	13,630	413

Total Applications Software		413

Auction House/Art Dealer — 0.4%
Sotheby's	7,085	339

Total Auction House/Art Dealer		339

Auto-Medium & Heavy Duty Trucks — 0.5%
Force Protection*	22,760	493

Total Auto-Medium & Heavy Duty Trucks		493

Auto/Truck Parts & Equipment-Original — 1.1%
BorgWarner	5,845	535
Tenneco*	17,005	527

Total Auto/Truck Parts & Equipment-Original		1,062

Beverages-Non-Alcoholic — 0.5%
Coca-Cola Bottling	8,427	508

Total Beverages-Non-Alcoholic		508

Building Products-Light Fixtures — 0.5%
Genlyte Group*	7,112	457

Total Building Products-Light Fixtures		457

Building-Heavy Construction — 0.4%
Washington Group International*	4,630	407

Total Building-Heavy Construction		407

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries	10,800	486

Total Building-Mobile Home/Manufactured Housing		486

Cable TV — 0.7%
Lodgenet Entertainment*	27,575	699

Total Cable TV		699

Description	Shares	Value (000)
Cellular Telecommunications — 0.6%
Cellcom Israel	21,690	$528

Total Cellular Telecommunications		528

Chemicals-Diversified — 1.1%
Celanese, Ser A	20,825	812
Olin	8,320	186

Total Chemicals-Diversified		998

Chemicals-Specialty — 1.2%
Albemarle	14,175	627
Balchem	2,655	54
Hercules	22,470	472

Total Chemicals-Specialty		1,153

Coal — 0.8%
Alpha Natural Resources*	14,390	334
Massey Energy	19,840	433

Total Coal		767

Commercial Banks-Central US — 0.6%
Irwin Financial	53,590	591

Total Commercial Banks-Central US		591

Commercial Services — 1.5%
Arbitron	10,260	465
PHH*	9,590	252
Quanta Services*	26,860	711

Total Commercial Services		1,428

Commercial Services-Finance — 1.7%
Interactive Data	18,845	531
Wright Express*	29,480	1,076

Total Commercial Services-Finance		1,607

Communications Software — 0.9%
Avid Technology*	20,310	550
DivX*	22,010	327

Total Communications Software		877

Computer Aided Design — 1.0%
Ansys*	28,370	969

Total Computer Aided Design		969

Computer Services — 1.0%
IHS, Cl A*	9,485	536
Perot Systems, Cl A*	21,800	368

Total Computer Services		904

Computer Software — 0.3%
Blackbaud	11,850	299

Total Computer Software		299

Computers-Integrated Systems — 1.0%
Micros Systems*	3,895	253
NCI, Cl A*	25,410	481

1	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Computers-Integrated Systems — continued
Radisys*	19,980	$249

Total Computers-Integrated Systems		983

Computers-Memory Devices — 0.2%
Silicon Storage Technology*	44,440	143

Total Computers-Memory Devices		143

Computers-Peripheral Equipment — 1.5%
Electronics for Imaging*	28,570	767
Logitech International*	22,090	653

Total Computers-Peripheral Equipment		1,420

Consulting Services — 1.9%
CRA International*	8,425	406
LECG*	25,820	385
MAXIMUS	12,910	562
Watson Wyatt Worldwide, Cl A	9,770	439

Total Consulting Services		1,792

Containers-Metal/Glass — 1.3%
Greif, Cl A	8,123	493
Silgan Holdings	13,285	714

Total Containers-Metal/Glass		1,207

Containers-Paper/Plastic — 0.5%
Pactiv*	17,120	491

Total Containers-Paper/Plastic		491

Data Processing/Management — 0.6%
Dun & Bradstreet	4,765	470
Fair Isaac	2,790	101

Total Data Processing/Management		571

Dental Supplies & Equipment — 0.4%
Sirona Dental Systems*	11,585	413

Total Dental Supplies & Equipment		413

Diagnostic Equipment — 0.8%
Gen-Probe*	5,805	387
Immucor*	9,765	349

Total Diagnostic Equipment		736

Diagnostic Kits — 0.7%
Meridian Bioscience	20,862	633

Total Diagnostic Kits		633

Dialysis Centers — 0.4%
Dialysis Corp of America*	43,076	420

Total Dialysis Centers		420

Direct Marketing — 0.4%
Valuevision Media, Cl A*	44,780	332

Total Direct Marketing		332

Description	Shares	Value (000)
Disposable Medical Products — 0.6%
C.R. Bard	6,115	$539

Total Disposable Medical Products		539

Diversified Manufacturing Operations — 0.2%
Roper Industries	2,935	192

Total Diversified Manufacturing Operations		192

Diversified Operations — 0.4%
Walter Industries	12,730	342

Total Diversified Operations		342

Electric Products-Miscellaneous — 0.4%
Ametek	7,897	341

Total Electric Products-Miscellaneous		341

Electronic Components-Miscellaneous — 0.7%
Celestica*	112,340	686

Total Electronic Components-Miscellaneous		686

Electronic Components-Semiconductors — 3.6%
Bookham*	50,750	140
Diodes*	13,885	446
DSP Group*	42,150	667
Ikanos Communications*	81,055	451
ON Semiconductor*	32,660	410
QLogic*	21,390	288
Silicon Laboratories*	5,340	223
SiRF Technology Holdings*	21,580	461
Zoran*	18,940	383

Total Electronic Components-Semiconductors		3,469

Electronic Connectors — 1.0%
Amphenol, Cl A	22,695	902

Total Electronic Connectors		902

Electronic Design Automation — 0.6%
Synplicity*	92,330	576

Total Electronic Design Automation		576

Electronic Measuring Instruments — 1.3%
National Instruments	17,215	591
Orbotech*	16,345	344
Trimble Navigation*	8,300	325

Total Electronic Measuring Instruments		1,260

Electronics-Military — 0.4%
EDO	6,610	370

Total Electronics-Military		370

Enterprise Software/Services — 0.8%
Novell*	69,460	531
PROS Holdings*	19,810	239

Total Enterprise Software/Services		770

Finance-Consumer Loans — 0.8%
First Marblehead	7,255	275

2	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Finance-Consumer Loans — continued
Nelnet, Cl A	25,920	$473

Total Finance-Consumer Loans		748

Finance-Investment Banker/Broker — 0.8%
Cowen*	36,630	506
Piper Jaffray*	4,500	241

Total Finance-Investment Banker/Broker		747

Finance-Other Services — 0.7%
Asset Acceptance Capital	59,475	690

Total Finance-Other Services		690

Financial Guarantee Insurance — 1.0%
Ram Holdings*	29,820	277
Security Capital Assurance	30,405	695

Total Financial Guarantee Insurance		972

Food-Baking — 0.6%
Flowers Foods	26,380	575

Total Food-Baking		575

Food-Canned — 0.5%
Del Monte Foods	46,975	493

Total Food-Canned		493

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Cl A*	14,680	324

Total Footwear & Related Apparel		324

Hotels & Motels — 0.3%
Lodgian*	22,890	270

Total Hotels & Motels		270

Human Resources — 0.3%
Hudson Highland Group*	20,360	259

Total Human Resources		259

Independent Power Producer — 0.1%
Calpine*	31,060	47

Total Independent Power Producer		47

Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Cl A*	21,690	755

Total Industrial Audio & Video Products		755

Industrial Automation/Robot — 0.8%
Cognex	21,225	377
Nordson	7,685	386

Total Industrial Automation/Robot		763

Instruments-Scientific — 1.0%
PerkinElmer	20,150	588
Varian*	4,950	315

Total Instruments-Scientific		903

Description	Shares	Value (000)
Internet Application Software — 0.7%
CryptoLogic	19,337	$387
DealerTrack Holdings*	6,895	289

Total Internet Application Software		676

Investment Management/Advisory Services — 1.7%
Affiliated Managers Group*	9,025	1,151
AllianceBernstein Holding LP	5,760	507

Total Investment Management/Advisory Services		1,658

Lasers-Systems/Components — 1.0%
Electro Scientific Industries*	22,800	546
Rofin-Sinar Technologies*	6,130	431

Total Lasers-Systems/Components		977

Life/Health Insurance — 2.2%
Delphi Financial Group, Cl A	17,050	689
Reinsurance Group of America	8,105	460
StanCorp Financial Group	18,605	921

Total Life/Health Insurance		2,070

Machinery-General Industry — 0.5%
Robbins & Myers	7,505	430

Total Machinery-General Industry		430

Machinery-Material Handling — 0.7%
Columbus McKinnon*	26,280	654

Total Machinery-Material Handling		654

Medical Instruments — 1.8%
Edwards Lifesciences*	4,995	246
Natus Medical*	44,800	714
Symmetry Medical*	43,580	728

Total Medical Instruments		1,688

Medical Products — 1.5%
Orthofix International*	21,752	1,065
Syneron Medical*	13,980	331

Total Medical Products		1,396

Medical-Biomedical/Genetic — 1.0%
Cambrex	9,420	103
Martek Biosciences*	14,960	434
Qiagen*	20,885	405

Total Medical-Biomedical/Genetic		942

Medical-Drugs — 2.6%
Angiotech Pharmaceuticals*	156,210	979
Aspreva Pharmaceuticals*	18,660	383
Axcan Pharma*	32,750	680
Valeant Pharmaceuticals International*	30,390	471

Total Medical-Drugs		2,513

Medical-Generic Drugs — 0.3%
Perrigo	12,955	277

Total Medical-Generic Drugs		277

3	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Metal Processors & Fabricators — 0.5%
Haynes International*	5,080	$434

Total Metal Processors & Fabricators		434

Miscellaneous Manufacturing — 1.1%
Aptargroup	9,795	371
Trimas*	51,090	678

Total Miscellaneous Manufacturing		1,049

Multimedia — 1.7%
Belo, Cl A	42,470	737
Corus Entertainment, Cl B	12,020	571
Gemstar-TV Guide International*	50,398	351

Total Multimedia		1,659

Networking Products — 0.1%
Foundry Networks*	6,430	114

Total Networking Products		114

Non-Hazardous Waste Disposal — 0.5%
Waste Connections*	14,130	449

Total Non-Hazardous Waste Disposal		449

Oil Companies-Exploration & Production — 1.4%
Harvest Natural Resources*	59,030	705
Stone Energy*	16,830	673

Total Oil Companies-Exploration & Production		1,378

Oil Field Machinery & Equipment — 1.5%
Dresser-Rand Group*	11,225	480
FMC Technologies*	16,430	947

Total Oil Field Machinery & Equipment		1,427

Oil-Field Services — 1.7%
Acergy ADR	8,375	249
Key Energy Services*	43,660	742
Oceaneering International*	4,845	367
W-H Energy Services*	3,580	264

Total Oil-Field Services		1,622

Paper & Related Products — 1.3%
Abitibi-Consolidated*	342,700	600
Bowater	26,510	396
Neenah Paper	7,685	254

Total Paper & Related Products		1,250

Platinum — 0.1%
Stillwater Mining*	11,960	123

Total Platinum		123

Power Conversion/Supply Equipment — 0.5%
Hubbell, Cl B	9,055	517

Total Power Conversion/Supply Equipment		517

Printing-Commercial — 0.8%
Consolidated Graphics*	11,900	747

Total Printing-Commercial		747

Description	Shares	Value (000)
Property/Casualty Insurance — 2.7%
Arch Capital Group*	15,365	$1,143
CNA Surety*	32,240	569
RLI	14,635	830

Total Property/Casualty Insurance		2,542

Publishing-Books — 1.0%
John Wiley & Sons, Cl A	21,355	960

Total Publishing-Books		960

Publishing-Periodicals — 0.5%
Playboy Enterprises, Cl B*	41,990	451

Total Publishing-Periodicals		451

Radio — 0.2%
Radio One, Cl D*	45,023	168

Total Radio		168

Reinsurance — 2.5%
Aspen Insurance Holdings	25,900	723
Endurance Specialty Holdings	9,940	413
Montpelier Re Holdings	32,950	583
Platinum Underwriters Holdings	7,100	256
Validus Holdings*	17,620	427

Total Reinsurance		2,402

REITs-Hotels — 0.5%
FelCor Lodging Trust	23,940	477

Total REITs-Hotels		477

REITs-Mortgage — 0.4%
MFA Mortgage Investments	52,450	422

Total REITs-Mortgage		422

REITs-Office Property — 0.4%
American Financial Realty Trust	50,050	403

Total REITs-Office Property		403

Rental Auto/Equipment — 0.3%
H&E Equipment Services*	17,380	313

Total Rental Auto/Equipment		313

Resorts/Theme Parks — 0.6%
Vail Resorts*	8,845	551

Total Resorts/Theme Parks		551

Retail-Apparel/Shoe — 1.4%
Brown Shoe	8,505	165
Footstar	41,574	191
Kenneth Cole Productions, Cl A	18,260	354
Men's Wearhouse	3,365	170
Syms	29,560	444

Total Retail-Apparel/Shoe		1,324

4	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Auto Parts — 0.3%
O'Reilly Automotive*	9,730	$325

Total Retail-Auto Parts		325

Retail-Automobile — 0.5%
Group 1 Automotive	14,680	493

Total Retail-Automobile		493

Retail-Bookstore — 0.5%
Barnes & Noble	14,335	505

Total Retail-Bookstore		505

Retail-Office Supplies — 0.3%
School Specialty*	9,435	327

Total Retail-Office Supplies		327

Retail-Propane Distributors — 1.2%
Star Gas Partners LP*	246,230	1,118

Total Retail-Propane Distributors		1,118

Retail-Sporting Goods — 0.5%
Hibbett Sports*	18,835	467

Total Retail-Sporting Goods		467

Retail-Video Rental — 0.1%
Blockbuster, Cl A*	18,760	101

Total Retail-Video Rental		101

S&L/Thrifts-Eastern US — 0.4%
Brookline Bancorp	31,480	365

Total S&L/Thrifts-Eastern US		365

Schools — 1.3%
Capella Education*	11,355	635
Learning Tree International*	36,420	647

Total Schools		1,282

Semiconductor Components-Integrated Circuits — 0.4%
Emulex*	17,340	332

Total Semiconductor Components-Integrated Circuits		332

Semiconductor Equipment — 0.9%
Brooks Automation*	19,020	271
MKS Instruments*	17,970	342
Ultratech*	19,880	275

Total Semiconductor Equipment		888

Specified Purpose Acquisition — 0.1%
Marathon Acquisition*	13,420	126

Total Specified Purpose Acquisition		126

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	9,310	115

Total Steel Pipe & Tube		115

Description	Shares	Value (000)
Telecommunications Equipment — 1.6%
CommScope*	13,160	$661
Plantronics	19,530	557
Tollgrade Communications*	28,520	289

Total Telecommunications Equipment		1,507

Telecommunications Services — 1.5%
Embarq	4,305	239
MasTec*	30,050	423
NTELOS Holdings	12,125	357
RCN	33,450	412

Total Telecommunications Services		1,431

Telephone-Integrated — 0.4%
IDT, Cl B*	42,380	355

Total Telephone-Integrated		355

Television — 0.2%
Sinclair Broadcast Group, Cl A	18,450	222

Total Television		222

Transport-Air Freight — 0.3%
ABX Air*	38,180	270

Total Transport-Air Freight		270

Transport-Equipment & Leasing — 1.0%
GATX	5,250	224
Genesis Lease ADR	26,280	654
Greenbrier	4,030	108

Total Transport-Equipment & Leasing		986

Transport-Truck — 0.1%
Landstar System	3,200	134

Total Transport-Truck		134

Travel Services — 0.2%
Ambassadors Group	5,200	198

Total Travel Services		198

Vitamins & Nutrition Products — 0.3%
Herbalife	6,820	310

Total Vitamins & Nutrition Products		310

Wire & Cable Products — 0.6%
General Cable*	8,165	548

Total Wire & Cable Products		548

Wireless Equipment — 0.6%
InterDigital*	25,190	524

Total Wireless Equipment		524

Total Common Stock (Cost $82,385)		91,680

5	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Money Market Fund — 3.8%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	3,618,636	$3,619

Total Money Market Fund (Cost $3,619)		3,619

Total Investments — 100.1% † (Cost $86,004)		95,299

Other Assets and Liabilities, Net — (0.1%)		(93)

Total Net Assets — 100.0%		$95,206

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
Cost figures are shown with "000's" omitted.
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $86,004,017, and the unrealized appreciation and depreciation were $14,751,262 and $(5,456,633), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

6	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Value Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.6%
Applications Software — 6.1%
Microsoft	90,500	$2,666

Total Applications Software		2,666

Beverages-Non-Alcoholic — 1.8%
Coca-Cola	13,980	803

Total Beverages-Non-Alcoholic		803

Cable TV — 4.1%
Comcast, Special Cl A*	74,550	1,786

Total Cable TV		1,786

Chemicals-Diversified — 2.6%
E.I. du Pont de Nemours	23,160	1,148

Total Chemicals-Diversified		1,148

Computers-Memory Devices — 1.5%
EMC*	30,580	636

Total Computers-Memory Devices		636

Diversified Manufacturing Operations — 8.3%
3M	17,960	1,681
General Electric	46,500	1,925

Total Diversified Manufacturing Operations		3,606

Electric-Integrated — 2.2%
Dominion Resources	11,600	978

Total Electric-Integrated		978

Fiduciary Banks — 3.5%
State Street	22,200	1,513

Total Fiduciary Banks		1,513

Finance-Investment Banker/Broker — 7.0%
JPMorgan Chase	41,800	1,915
Morgan Stanley	17,910	1,129

Total Finance-Investment Banker/Broker		3,044

Food-Miscellaneous/Diversified — 4.6%
General Mills	34,600	2,007

Total Food-Miscellaneous/Diversified		2,007

Insurance Brokers — 1.5%
Marsh & McLennan	26,100	665

Total Insurance Brokers		665

Medical Instruments — 2.5%
Medtronic	18,950	1,069

Total Medical Instruments		1,069

Medical-Drugs — 8.3%
Pfizer	81,740	1,997
Wyeth	36,380	1,621

Total Medical-Drugs		3,618

Description	Shares	Value (000)
Metal Processors & Fabricators — 3.7%
Sterlite Industries ADR*	86,730	$1,604

Total Metal Processors & Fabricators		1,604

Multi-Line Insurance — 9.3%
American International Group	31,100	2,104
XL Capital, Cl A	24,710	1,957

Total Multi-Line Insurance		4,061

Oil Companies-Integrated — 6.3%
BP ADR	25,200	1,748
ConocoPhillips	11,500	1,009

Total Oil Companies-Integrated		2,757

Pipelines — 4.1%
El Paso	104,940	1,781

Total Pipelines		1,781

Property/Casualty Insurance — 1.0%
Travelers	8,560	431

Total Property/Casualty Insurance		431

Reinsurance — 4.3%
Berkshire Hathaway, Cl A*	16	1,896

Total Reinsurance		1,896

Retail-Discount — 3.4%
Wal-Mart Stores	34,200	1,493

Total Retail-Discount		1,493

Retail-Drug Store — 4.5%
Walgreen	41,160	1,944

Total Retail-Drug Store		1,944

Semiconductor Components-Integrated Circuits — 3.5%
Maxim Integrated Products	52,600	1,544

Total Semiconductor Components-Integrated Circuits		1,544

Super-Regional Banks-US — 2.5%
Fifth Third Bancorp	32,500	1,101

Total Super-Regional Banks-US		1,101

Total Common Stock (Cost $36,972)		42,151

Money Market Fund — 3.4%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	1,463,533	1,464

Total Money Market Fund (Cost $1,464)		1,464

1	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Value Portfolio

September 30, 2007 (Unaudited)

Description	Value (000)
Total Investments — 100.0% † (Cost $38,436)	$43,615

Other Assets and Liabilities, Net — 0.0%	4

Total Net Assets — 100.0%	$43,619

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
Cost figures are shown with "000's" omitted.
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $38,436,341, and the unrealized appreciation and depreciation were $5,598,777 and $(419,727), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

2	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.4%
Applications Software — 3.4%
Microsoft	45,900	$1,352
Salesforce.com*	20,900	1,073

Total Applications Software		2,425

Building Products-Light Fixtures — 1.0%
LSI Industries	33,400	685

Total Building Products-Light Fixtures		685

Cable TV — 1.8%
Rodgers Communications, Cl B	28,900	1,316

Total Cable TV		1,316

Cellular Telecommunications — 2.5%
NII Holdings*	21,600	1,774

Total Cellular Telecommunications		1,774

Computer Services — 1.9%
DST Systems*	15,400	1,321

Total Computer Services		1,321

Computer Software — 1.9%
Omniture*	45,072	1,367

Total Computer Software		1,367

Computers — 13.4%
Apple*	25,200	3,869
Dell*	62,700	1,731
Hewlett-Packard	34,200	1,703
Research In Motion*	22,400	2,207

Total Computers		9,510

Computers-Integrated Systems — 2.2%
Riverbed Technology*	26,600	1,074
Stratasys*	19,000	524

Total Computers-Integrated Systems		1,598

Data Processing/Management — 2.5%
NAVTEQ*	22,700	1,770

Total Data Processing/Management		1,770

Decision Support Software — 1.5%
Interactive Intelligence*	56,500	1,074

Total Decision Support Software		1,074

E-Commerce/Products — 2.0%
Amazon.com*	15,400	1,435

Total E-Commerce/Products		1,435

Electronic Components-Miscellaneous — 2.9%
Garmin	6,800	812
Gentex	56,512	1,212

Total Electronic Components-Miscellaneous		2,024

Electronic Components-Semiconductors — 7.3%
Broadcom, Cl A*	31,100	1,133
Description	Shares	Value (000)
Electronic Components-Semiconductors — continued
MEMC Electronic Materials*	11,724	$690
Netlogic Microsystems*	29,900	1,080
NVIDIA*	23,600	855
ON Semiconductor (A)*	57,700	725
Texas Instruments	19,700	721

Total Electronic Components-Semiconductors		5,204

Electronic Forms — 3.0%
Adobe Systems*	49,648	2,168

Total Electronic Forms		2,168

Electronic Measuring Instruments — 1.4%
Trimble Navigation*	26,000	1,019

Total Electronic Measuring Instruments		1,019

Energy-Alternate Sources — 2.0%
First Solar*	12,000	1,413

Total Energy-Alternate Sources		1,413

Enterprise Software/Services — 2.4%
Oracle*	79,200	1,715

Total Enterprise Software/Services		1,715

Instruments-Scientific — 2.9%
Thermo Fisher Scientific*	35,700	2,061

Total Instruments-Scientific		2,061

Internet Application Software — 1.0%
DealerTrack Holdings*	16,600	695

Total Internet Application Software		695

Internet Security — 4.5%
Blue Coat Systems*	17,500	1,378
Vasco Data Security International*	20,000	706
VeriSign*	33,000	1,114

Total Internet Security		3,198

Medical Instruments — 3.8%
Intuitive Surgical*	6,000	1,380
St. Jude Medical*	30,700	1,353

Total Medical Instruments		2,733

Medical-Biomedical/Genetic — 2.0%
Celgene*	19,927	1,421

Total Medical-Biomedical/Genetic		1,421

Medical-Drugs — 1.4%
Shire ADR	13,479	997

Total Medical-Drugs		997

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries ADR	15,300	680

Total Medical-Generic Drugs		680

Networking Products — 8.0%
Cisco Systems*	88,300	2,924

1	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology & Communications Portfolio

September 30, 2007 (Unaudited)

Description	Shares/Contracts	Value (000)
Networking Products — continued
Juniper Networks*	43,200	$1,581
Starent Networks*	56,000	1,182

Total Networking Products		5,687

Oil-Field Services — 1.7%
Schlumberger	11,700	1,228

Total Oil-Field Services		1,228

Semiconductor Equipment — 4.9%
Applied Materials	94,400	1,954
Varian Semiconductor Equipment Associates*	28,500	1,525

Total Semiconductor Equipment		3,479

Software Tools — 1.6%
VMware, Cl A*	13,400	1,139

Total Software Tools		1,139

Telecommunications Equipment-Fiber Optics — 1.1%
Ciena*	20,600	784

Total Telecommunications Equipment-Fiber Optics		784

Transactional Software — 1.1%
Synchronoss Technologies*	17,900	753

Total Transactional Software		753

Web Portals/ISP — 4.0%
Google, Cl A*	5,000	2,836

Total Web Portals/ISP		2,836

Wireless Equipment — 6.4%
Nokia ADR	80,500	3,053
Qualcomm (A)	34,800	1,471

Total Wireless Equipment		4,524

Total Common Stock (Cost $47,539)		70,033

Money Market Fund— 1.1%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (B)	776,653	777

Total Money Market Fund (Cost $777)		777

Total Investments — 99.5% † (Cost $48,316)		70,810

Written Options — (0.1)%
ON Semiconductor, January 2008, 100 Call, Strike Price: $12.50	(120)	(15)
Qualcomm, January 2008, 100 Call, Strike Price: $45.00	(230)	(42)

Total Written Options (Proceeds $(41))		(57)

Description		Value (000)
Other Assets and Liabilities, Net — 0.6%		$398

Total Net Assets — 100.0%		$71,151

* Non-income producing security.
(A) — All or a portion of this security is held as collateral for open written index option contracts.
(B) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
Cost figures are shown with "000's" omitted.

† At September 30, 2007, the tax basis cost of the Portfolio’s investments, excluding written options, was $48,315,805, and the unrealized appreciation and depreciation were $22,664,843 and $(170,314), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

2	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.8%
Agricultural Chemicals — 3.2%
Monsanto	24,740	$2,121

Total Agricultural Chemicals		2,121

Agricultural Operations — 1.9%
Bunge	11,720	1,259

Total Agricultural Operations		1,259

Apparel Manufacturers — 2.2%
Coach*	16,630	786
Guess ?	12,940	635

Total Apparel Manufacturers		1,421

Applications Software — 1.2%
Microsoft	25,800	760

Total Applications Software		760

Beverages-Non-Alcoholic — 3.0%
PepsiCo	26,960	1,975

Total Beverages-Non-Alcoholic		1,975

Cable TV — 0.8%
Comcast, Cl A*	23,300	563

Total Cable TV		563

Casino Hotels — 1.0%
Las Vegas Sands*	5,020	670

Total Casino Hotels		670

Casino Services — 1.4%
International Game Technology	21,000	905

Total Casino Services		905

Cellular Telecommunications — 4.0%
China Mobile ADR	14,380	1,180
NII Holdings*	17,700	1,454

Total Cellular Telecommunications		2,634

Computer Services — 1.2%
Cognizant Technology Solutions, Cl A*	9,900	790

Total Computer Services		790

Computers — 5.0%
Apple*	11,560	1,775
Hewlett-Packard	12,800	637
International Business Machines	7,220	851

Total Computers		3,263

Consulting Services — 1.0%
Accenture, Cl A	16,700	672

Total Consulting Services		672

Description	Shares	Value (000)
Cosmetics & Toiletries — 1.1%
Procter & Gamble	10,100	$710

Total Cosmetics & Toiletries		710

Data Processing/Management — 2.3%
Fiserv*	12,200	620
MasterCard, Cl A	5,890	872

Total Data Processing/Management		1,492

Diversified Manufacturing Operations — 6.1%
Danaher	10,100	836
General Electric	51,840	2,146
Illinois Tool Works	16,700	996

Total Diversified Manufacturing Operations		3,978

E-Commerce/Services — 1.2%
eBay*	20,800	812

Total E-Commerce/Services		812

Electronic Components-Semiconductors — 5.9%
Broadcom, Cl A*	22,880	834
Intel	78,870	2,039
Texas Instruments	26,500	970

Total Electronic Components-Semiconductors		3,843

Energy-Alternate Sources — 2.1%
Sunpower, Cl A*	16,320	1,352

Total Energy-Alternate Sources		1,352

Engineering/R&D Services — 2.6%
Jacobs Engineering Group*	15,035	1,136
McDermott International*	10,000	541

Total Engineering/R&D Services		1,677

Entertainment Software — 0.8%
Electronic Arts*	9,500	532

Total Entertainment Software		532

Finance-Credit Card — 1.4%
American Express	15,670	930

Total Finance-Credit Card		930

Finance-Investment Banker/Broker — 2.9%
Goldman Sachs Group	4,240	919
Morgan Stanley	15,300	964

Total Finance-Investment Banker/Broker		1,883

Finance-Other Services — 4.9%
CME Group	2,320	1,363
IntercontinentalExchange*	6,070	922
Nymex Holdings	6,920	901

Total Finance-Other Services		3,186

Hotels & Motels — 1.6%
Marriott International, Cl A	24,600	1,069

Total Hotels & Motels		1,069

1	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value (000)
Industrial Gases — 1.0%
Praxair	7,700	$645

Total Industrial Gases		645

Investment Management/Advisory Services — 3.5%
Franklin Resources	14,720	1,877
T Rowe Price Group	7,200	401

Total Investment Management/Advisory Services		2,278

Machinery-Farm — 1.3%
Deere	5,720	849

Total Machinery-Farm		849

Medical Products — 4.4%
Baxter International	23,840	1,342
Becton Dickinson	10,500	862
Johnson & Johnson	9,900	650

Total Medical Products		2,854

Medical-Biomedical/Genetic — 1.0%
Amgen*	11,400	645

Total Medical-Biomedical/Genetic		645

Medical-Drugs — 3.3%
Abbott Laboratories	17,050	914
Allergan	19,570	1,262

Total Medical-Drugs		2,176

Medical-HMO — 1.1%
Aetna	13,100	711

Total Medical-HMO		711

Multi-Line Insurance — 0.9%
American International Group	8,400	568

Total Multi-Line Insurance		568

Networking Products — 4.1%
Cisco Systems*	80,370	2,661

Total Networking Products		2,661

Oil Companies-Exploration & Production — 1.7%
XTO Energy	18,080	1,118

Total Oil Companies-Exploration & Production		1,118

Oil-Field Services — 5.5%
Halliburton	26,000	998
Schlumberger	19,010	1,996
Smith International	8,585	613

Total Oil-Field Services		3,607

Retail-Drug Store — 1.2%
Walgreen	16,900	798

Total Retail-Drug Store		798

Retail-Jewelry — 0.9%
Tiffany	11,700	613

Total Retail-Jewelry		613

Description	Shares	Value (000)
Semiconductor Equipment — 1.5%
Applied Materials	49,120	$1,017

Total Semiconductor Equipment		1,017

Telecommunications Equipment-Fiber Optics — 1.0%
Corning	25,900	638

Total Telecommunications Equipment-Fiber Optics		638

Therapeutics — 2.0%
Gilead Sciences*	32,000	1,308

Total Therapeutics		1,308

Transport-Services — 1.3%
CH Robinson Worldwide	15,330	832

Total Transport-Services		832

Web Portals/ISP — 4.3%
Google, Cl A*	4,930	2,796

Total Web Portals/ISP		2,796

Total Common Stock (Cost $52,049)		64,611

Money Market Fund— 1.1%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	724,325	724

Total Money Market Fund (Cost $724)		724

Total Investments — 99.9% † (Cost $52,773)		65,335

Other Assets and Liabilities, Net — 0.1%		49

Total Net Assets — 100.0%		$65,384

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $52,772,938, and the unrealized appreciation and depreciation were $13,059,188 and $(496,820), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

2	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 96.9%
Aerospace/Defense-Equipment — 1.9%
DRS Technologies	540	$29,765
Goodrich	310	21,151

Total Aerospace/Defense-Equipment		50,916

Agricultural Operations — 0.5%
Tejon Ranch*	340	14,076

Total Agricultural Operations		14,076

Airlines — 2.0%
Delta Air Lines*	1,100	19,745
UAL*	360	16,751
US Airways Group*	720	18,900

Total Airlines		55,396

Applications Software — 3.2%
Citrix Systems*	1,190	47,981
Intuit*	1,300	39,390

Total Applications Software		87,371

Building-Heavy Construction — 0.7%
Washington Group International*	220	19,318

Total Building-Heavy Construction		19,318

Chemicals-Diversified — 1.5%
Lyondell Chemical	900	41,715

Total Chemicals-Diversified		41,715

Coal — 1.5%
Arch Coal	1,170	39,476

Total Coal		39,476

Commercial Services — 1.0%
Alliance Data Systems*	350	27,104

Total Commercial Services		27,104

Communications Software — 0.8%
Avid Technology*	790	21,393

Total Communications Software		21,393

Computers — 0.5%
Sun Microsystems*	2,260	12,679

Total Computers		12,679

Containers-Paper/Plastic — 1.1%
Sealed Air	1,200	30,672

Total Containers-Paper/Plastic		30,672

Data Processing/Management — 0.8%
Fiserv*	410	20,853

Total Data Processing/Management		20,853

Dental Supplies & Equipment — 0.9%
Patterson*	630	24,324

Total Dental Supplies & Equipment		24,324

Description	Shares	Value
Dialysis Centers — 0.7%
DaVita*	280	$17,690

Total Dialysis Centers		17,690

Diversified Manufacturing Operations — 1.8%
Dover	950	48,402

Total Diversified Manufacturing Operations		48,402

E-Commerce/Services — 3.2%
Expedia*	1,050	33,474
Liberty Media - Interactive, Cl A*	2,827	54,307

Total E-Commerce/Services		87,781

Electronic Components-Miscellaneous — 0.8%
Flextronics International*	1,930	21,577

Total Electronic Components-Miscellaneous		21,577

Electronic Components-Semiconductors — 5.8%
DSP Group*	2,730	43,216
Fairchild Semiconductor International*	310	5,791
Micron Technology*	1,800	19,980
QLogic*	2,970	39,946
Semtech*	980	20,070
SiRF Technology Holdings*	1,390	29,677

Total Electronic Components-Semiconductors		158,680

Entertainment Software — 0.6%
Electronic Arts*	300	16,797

Total Entertainment Software		16,797

Finance-Commercial — 0.4%
CIT Group	240	9,648

Total Finance-Commercial		9,648

Finance-Credit Card — 0.6%
Discover Financial Services*	760	15,808

Total Finance-Credit Card		15,808

Finance-Investment Banker/Broker — 4.3%
Greenhill	450	27,473
Knight Capital Group, Cl A*	1,180	14,113
MF Global*	700	20,300
optionsXpress Holdings	2,060	53,848

Total Finance-Investment Banker/Broker		115,734

Finance-Other Services — 0.9%
Asset Acceptance Capital	2,040	23,664

Total Finance-Other Services		23,664

Food-Wholesale/Distribution — 1.3%
United Natural Foods*	1,310	35,658

Total Food-Wholesale/Distribution		35,658

Gas-Distribution — 0.9%
WGL Holdings	720	24,401

Total Gas-Distribution		24,401

1	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Hotels & Motels — 1.3%
Wyndham Worldwide	1,100	$36,036

Total Hotels & Motels		36,036

Human Resources — 1.8%
Hewitt Associates, Cl A*	1,410	49,420

Total Human Resources		49,420

Independent Power Producer — 2.1%
Calpine*	4,600	6,946
Mirant*	920	37,426
Reliant Energy*	500	12,800

Total Independent Power Producer		57,172

Industrial Automation/Robot — 0.9%
Cognex	1,370	24,331

Total Industrial Automation/Robot		24,331

Internet Security — 0.4%
Checkfree*	230	10,704

Total Internet Security		10,704

Investment Companies — 0.5%
KKR Financial Holdings	800	13,480

Total Investment Companies		13,480

Linen Supply & Related Items — 1.0%
Cintas	710	26,341

Total Linen Supply & Related Items		26,341

Machinery-Print Trade — 0.5%
Zebra Technologies, Cl A*	380	13,866

Total Machinery-Print Trade		13,866

Medical Information Systems — 1.6%
IMS Health	1,380	42,283

Total Medical Information Systems		42,283

Medical Labs & Testing Services — 1.2%
MDS	660	14,223
Quest Diagnostics	330	19,064

Total Medical Labs & Testing Services		33,287

Medical-Biomedical/Genetic — 1.0%
Invitrogen*	330	26,971

Total Medical-Biomedical/Genetic		26,971

Medical-Drugs — 2.4%
Angiotech Pharmaceuticals*	6,170	38,686
Forest Laboratories*	730	27,222

Total Medical-Drugs		65,908

Medical-HMO — 0.7%
Magellan Health Services*	450	18,261

Total Medical-HMO		18,261

Description	Shares	Value
Medical-Outpatient/Home Medical — 2.4%
Lincare Holdings*	1,770	$64,870

Total Medical-Outpatient/Home Medical		64,870

Metal Processors & Fabricators — 2.4%
Haynes International*	240	20,489
Sterlite Industries ADR*	2,360	43,660

Total Metal Processors & Fabricators		64,149

Motion Pictures & Services — 1.6%
Macrovision*	1,750	43,103

Total Motion Pictures & Services		43,103

Multi-Line Insurance — 0.8%
XL Capital, Cl A	260	20,592

Total Multi-Line Insurance		20,592

Non-Hazardous Waste Disposal — 1.2%
Allied Waste Industries*	2,540	32,385

Total Non-Hazardous Waste Disposal		32,385

Office Automation & Equipment — 2.1%
Pitney Bowes	1,230	55,867

Total Office Automation & Equipment		55,867

Oil & Gas Drilling — 0.5%
Rowan	370	13,535

Total Oil & Gas Drilling		13,535

Oil-Field Services — 2.6%
Exterran Holdings*	586	47,079
Helix Energy Solutions Group*	570	24,202

Total Oil-Field Services		71,281

Paper & Related Products — 2.5%
Abitibi-Consolidated*	16,350	28,613
MeadWestvaco	440	12,993
Smurfit-Stone Container*	2,350	27,448

Total Paper & Related Products		69,054

Pharmacy Services — 0.5%
Omnicare	450	14,909

Total Pharmacy Services		14,909

Pipelines — 1.9%
El Paso	3,070	52,098

Total Pipelines		52,098

Platinum — 0.7%
Stillwater Mining*	1,870	19,242

Total Platinum		19,242

Printing-Commercial — 1.8%
RR Donnelley & Sons	770	28,151
Valassis Communications*	2,430	21,676

Total Printing-Commercial		49,827

2	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Publishing-Books — 0.2%
Scholastic*	170	$5,926

Total Publishing-Books		5,926

Real Estate Operation/Development — 0.7%
St. Joe	590	19,830

Total Real Estate Operation/Development		19,830

Reinsurance — 7.2%
Allied World Assurance Holdings	400	20,764
Aspen Insurance Holdings	2,320	64,751
Everest Re Group	290	31,969
Montpelier Re Holdings	2,950	52,215
Validus Holdings*	1,090	26,422

Total Reinsurance		196,121

REITs-Diversified — 1.0%
CapitalSource	1,350	27,324

Total REITs-Diversified		27,324

REITs-Mortgage — 0.9%
Annaly Capital Management	1,450	23,099

Total REITs-Mortgage		23,099

Rental Auto/Equipment — 1.7%
Avis Budget Group*	860	19,685
RSC Holdings*	1,640	26,896

Total Rental Auto/Equipment		46,581

Retail-Office Supplies — 0.6%
OfficeMax	500	17,135

Total Retail-Office Supplies		17,135

Semiconductor Components-Integrated Circuits — 2.9%
Cypress Semiconductor*	610	17,818
Maxim Integrated Products	2,080	61,048

Total Semiconductor Components-Integrated Circuits		78,866

Semiconductor Equipment — 0.6%
Novellus Systems*	550	14,993

Total Semiconductor Equipment		14,993

Telecommunications Equipment-Fiber Optics — 1.1%
JDS Uniphase*	2,080	31,117

Total Telecommunications Equipment-Fiber Optics		31,117

Telecommunications Services — 0.8%
Amdocs*	560	20,826

Total Telecommunications Services		20,826

Telephone-Integrated — 1.2%
Level 3 Communications*	7,240	33,666

Total Telephone-Integrated		33,666

Therapeutics — 3.5%
ImClone Systems*	370	15,296
Description	Shares	Value
Therapeutics — continued
Medicines*	3,160	$56,279
Warner Chilcott, Cl A*	1,330	23,634

Total Therapeutics		95,209

Wireless Equipment — 0.4%
RF Micro Devices*	1,660	11,172

Total Wireless Equipment		11,172

Total Common Stock (Cost $2,378,034)		2,631,970

Money Market Fund — 4.0%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	108,140	108,140

Total Money Market Fund (Cost $108,140)		108,140

Total Investments — 100.9% † (Cost $2,486,174)		2,740,110

Other Assets and Liabilities, Net — (0.9%)		(23,398)

Total Net Assets — 100.0%		$2,716,712

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
REITs — Real Estate Investment Trusts
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $2,486,174, and the unrealized appreciation and depreciation were $354,389 and $(100,453), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3	OLD MUTUAL INSURANCE SERIES FUND / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 95.9%
Aerospace/Defense-Equipment — 2.5%
B/E Aerospace*	2,100	$87,213

Total Aerospace/Defense-Equipment		87,213

Apparel Manufacturers — 0.7%
Gymboree*	740	26,078

Total Apparel Manufacturers		26,078

Applications Software — 1.6%
Nuance Communications*	2,895	55,902

Total Applications Software		55,902

Auction House/Art Dealer — 0.8%
Sotheby's	615	29,391

Total Auction House/Art Dealer		29,391

Audio/Video Products — 0.7%
DTS*	874	26,543

Total Audio/Video Products		26,543

Auto/Truck Parts & Equipment-Original — 0.4%
Amerigon*	870	15,060

Total Auto/Truck Parts & Equipment-Original		15,060

Commercial Services — 1.1%
ExlService Holdings*	1,839	39,097

Total Commercial Services		39,097

Computer Services — 0.9%
Syntel	757	31,476

Total Computer Services		31,476

Computer Software — 3.0%
Double-Take Software*	2,740	52,361
Omniture*	1,790	54,273

Total Computer Software		106,634

Computers-Integrated Systems — 1.1%
Riverbed Technology*	935	37,765

Total Computers-Integrated Systems		37,765

Consulting Services — 4.7%
Advisory Board*	965	56,423
FTI Consulting*	1,196	60,171
Huron Consulting Group*	693	50,326

Total Consulting Services		166,920

Data Processing/Management — 1.2%
Commvault Systems*	2,380	44,078

Total Data Processing/Management		44,078

Diagnostic Equipment — 0.7%
Hansen Medical*	864	23,423

Total Diagnostic Equipment		23,423

Description	Shares	Value
E-Commerce/Products — 0.7%
Blue Nile*	245	$23,059

Total E-Commerce/Products		23,059

E-Commerce/Services — 1.7%
Priceline.com*	690	61,238

Total E-Commerce/Services		61,238

E-Services/Consulting — 2.4%
GSI Commerce*	1,270	33,782
Perficient*	2,323	50,804

Total E-Services/Consulting		84,586

Educational Software — 0.9%
Blackboard*	690	31,630

Total Educational Software		31,630

Electronic Components-Semiconductors — 1.4%
Netlogic Microsystems*	1,385	50,012

Total Electronic Components-Semiconductors		50,012

Electronic Design Automation — 2.2%
Comtech Group*	2,890	52,627
Magma Design Automation*	1,920	27,014

Total Electronic Design Automation		79,641

Electronic Measuring Instruments — 1.6%
Itron*	630	58,634

Total Electronic Measuring Instruments		58,634

Electronic Security Devices — 0.9%
Taser International*	2,095	32,871

Total Electronic Security Devices		32,871

Enterprise Software/Services — 2.1%
Taleo, Cl A*	1,299	33,008
Ultimate Software Group*	1,145	39,960

Total Enterprise Software/Services		72,968

Entertainment Software — 0.8%
THQ*	1,165	29,102

Total Entertainment Software		29,102

Finance-Other Services — 1.8%
FCStone Group*	780	25,171
GFI Group*	445	38,323

Total Finance-Other Services		63,494

Food-Miscellaneous/Diversified — 0.9%
SunOpta*	2,182	31,617

Total Food-Miscellaneous/Diversified		31,617

Gambling (Non-Hotel) — 1.2%
Pinnacle Entertainment*	1,610	43,840

Total Gambling (Non-Hotel)		43,840

1	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Hotels & Motels — 0.5%
Morgans Hotel Group*	760	$16,530

Total Hotels & Motels		16,530

Import/Export — 0.2%
Castle Brands*	1,769	7,784

Total Import/Export		7,784

Industrial Audio & Video Products — 0.5%
SRS Labs*	2,445	17,922

Total Industrial Audio & Video Products		17,922

Insurance Brokers — 0.8%
eHealth*	1,074	29,750

Total Insurance Brokers		29,750

Internet Application Software — 3.5%
DealerTrack Holdings*	2,490	104,281
Vocus*	749	21,901

Total Internet Application Software		126,182

Internet Financial Services — 3.3%
Authorize.net Holdings*	3,850	67,875
Online Resources*	3,870	48,917

Total Internet Financial Services		116,792

Internet Infrastructure Software — 0.3%
Radvision*	686	12,046

Total Internet Infrastructure Software		12,046

Investment Management/Advisory Services — 2.9%
Affiliated Managers Group*	810	103,283

Total Investment Management/Advisory Services		103,283

Medical Imaging Systems — 0.7%
IRIS International*	1,256	24,115

Total Medical Imaging Systems		24,115

Medical Instruments — 2.1%
Abaxis*	953	21,395
Conceptus*	2,718	51,587

Total Medical Instruments		72,982

Medical Laser Systems — 1.0%
Cynosure, Cl A*	980	36,162

Total Medical Laser Systems		36,162

Medical-Biomedical/Genetic — 2.9%
Alexion Pharmaceuticals*	360	23,454
Keryx Biopharmaceuticals*	2,870	28,528
Lifecell*	1,390	52,222

Total Medical-Biomedical/Genetic		104,204

Medical-Drugs — 1.3%
Indevus Pharmaceuticals*	3,645	25,187
Medicis Pharmaceutical, Cl A	735	22,425

Total Medical-Drugs		47,612

Description	Shares	Value
Medical-Nursing Homes — 0.8%
Skilled Healthcare Group, Cl A*	1,785	$28,114

Total Medical-Nursing Homes		28,114

Metal Processors & Fabricators — 2.0%
Ladish*	1,282	71,125

Total Metal Processors & Fabricators		71,125

Networking Products — 1.3%
Atheros Communications*	595	17,832
Switch & Data Facilities*	1,710	27,856

Total Networking Products		45,688

Oil Companies-Exploration & Production — 3.3%
Arena Resources*	620	40,610
ATP Oil & Gas*	925	43,503
Parallel Petroleum*	2,010	34,150

Total Oil Companies-Exploration & Production		118,263

Oil Field Machinery & Equipment — 3.4%
Dresser-Rand Group*	1,535	65,560
T-3 Energy Services*	1,315	56,071

Total Oil Field Machinery & Equipment		121,631

Oil-Field Services — 1.2%
W-H Energy Services*	580	42,775

Total Oil-Field Services		42,775

Physical Therapy/Rehabilitation Centers — 2.7%
Psychiatric Solutions*	2,481	97,454

Total Physical Therapy/Rehabilitation Centers		97,454

Pollution Control — 0.4%
Fuel Tech*	570	12,591

Total Pollution Control		12,591

Printing-Commercial — 0.9%
VistaPrint*	880	32,886

Total Printing-Commercial		32,886

Private Corrections — 0.8%
Geo Group*	1,010	29,906

Total Private Corrections		29,906

Publishing-Newspapers — 0.8%
Dolan Media*	1,140	27,702

Total Publishing-Newspapers		27,702

Retail-Restaurants — 0.5%
BJ's Restaurants*	805	16,945

Total Retail-Restaurants		16,945

Retail-Sporting Goods — 0.9%
Zumiez*	692	30,704

Total Retail-Sporting Goods		30,704

2	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Schools — 4.3%
Capella Education*	1,125	$62,899
New Oriental Education & Technology Group ADR*	290	19,302
Strayer Education	425	71,668

Total Schools		153,869

Semiconductor Equipment — 1.6%
Tessera Technologies*	1,470	55,125

Total Semiconductor Equipment		55,125

Telecommunications Equipment — 0.7%
OpNext*	2,210	25,636

Total Telecommunications Equipment		25,636

Telecommunications Services — 3.5%
Cbeyond*	619	25,249
Orbcomm*	4,366	32,876
Time Warner Telecom, Cl A*	3,030	66,569

Total Telecommunications Services		124,694

Theaters — 0.8%
National CineMedia	1,255	28,112

Total Theaters		28,112

Therapeutics — 1.2%
Theravance*	1,675	43,701

Total Therapeutics		43,701

Transactional Software — 3.0%
Innerworkings*	3,370	58,065
VeriFone Holdings*	1,058	46,901

Total Transactional Software		104,966

Web Hosting/Design — 1.4%
Equinix*	565	50,110

Total Web Hosting/Design		50,110

Wireless Equipment — 1.7%
Aruba Networks*	1,157	23,140
Globecomm Systems*	1,370	18,166
Novatel Wireless*	819	18,551

Total Wireless Equipment		59,857

Wound, Burn & Skin Care — 0.7%
Obagi Medical Products*	1,269	23,438

Total Wound, Burn & Skin Care		23,438

Total Common Stock (Cost $2,776,548)		3,412,928

Description	Shares	Value
Investment Company — 3.5%
Index Fund – Growth - Small Cap — 3.5%
iShares Russell 2000 Growth Index Fund	1,460	$124,304

Total Index Fund - Growth-Small Cap (Cost $123,922)		124,304

Total Investment Company (Cost $123,922)		124,304

Money Market Fund— 3.0%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	106,930	106,930

Total Money Market Fund (Cost $106,930)		106,930

Total Investments — 102.4% † (Cost $3,007,400)		3,644,162

Other Assets and Liabilities, Net — (2.4%)		(85,869)

Total Net Assets — 100.0%		$3,558,293

* Non-income producing security.
(A) — The rate reported represents the 7-day effective yield as of September 30, 2007.
ADR — American Depositary Receipt
Cl — Class
† At September 30, 2007, the tax basis cost of the Portfolio’s investments was $3,007,400, and the unrealized appreciation and depreciation were $713,535 and $(76,773), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

3	OLD MUTUAL INSURANCE SERIES FUND/ Quarterly Report / September 30, 2007

Item 2.	Controls and Procedures.

(a)        Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Insurance Series Fund (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        During the quarter ended September 30, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL INSURANCE SERIES FUND

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	November 20, 2007